ORGANIZATION, BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
ORGANIZATION AND BUSINESS [Line Items]
Number of Operating Segments | segment			1
Retained Earnings (Accumulated Deficit)	$ 109,610,283		$ 109,610,283		$ 108,891,958	$ 107,368,590
Cash and Cash Equivalents, at Carrying Value	2,025,577		2,025,577		427,898	639,916
Gross proceeds from private placement			1,980,000
Allocated Share-based Compensation Expense	$ 61,744	$ 146,433	$ 123,488	$ 196,272	$ 332,003	$ 269,740
Research and development [Member]
ORGANIZATION AND BUSINESS [Line Items]
Allocated Share-based Compensation Expense		$ 34,159		$ 45,416